Compensation Plans and Post-Employment Benefits - Expected Benefit Costs (Details) - Pension Plan $ in Millions	Nov. 30, 2022 USD ($)
All Other Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	$ 26
2024	25
2025	26
2026	26
2027	27
2028-2032	151
Estimated future benefit total	280
UK Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	6
2024	6
2025	7
2026	7
2027	7
2028-2032	43
Estimated future benefit total	$ 76